Cover Document	Oct. 07, 2022
Cover [Abstract]
Entity Central Index Key	0001418135
Entity Incorporation, State or Country Code	DE
Document Type	8-K/A
Entity Registrant Name	Keurig Dr Pepper Inc.
Entity File Number	001-33829
Entity Tax Identification Number	98-0517725
Entity Address, Address Line One	53 South Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	418-7000
Title of 12(b) Security	Common stock
Trading Symbol	KDP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Document Period End Date	Oct. 07, 2022
Amendment Description	Introductory NoteThis Amendment No. 1 (this “Amendment”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on October 13, 2022 (the “Original Form 8-K”) by Keurig Dr Pepper Inc. (“KDP” or the “Company”), to describe the separation and release agreement (the “Separation Agreement”) entered into between the Company and Tony Milikin, the Company’s former Chief Supply Chain Officer and a named executive officer in the Company’s 2022 Proxy Statement, who departed the Company effective as of October 28, 2022.This Form 8–K/A does not modify or update other disclosures in, or exhibits to, the Original Form 8–K.